Goodwill and Intangible Assets - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill And Intangible Assets [Line Items]
Impairment charges	$ 0	$ 0	$ 0	$ 0
Amortization of intangible assets	4,940,000	5,383,000	21,543,000	23,698,000	$ 22,883,000
Favorable And Unfavorable Leases [Member]
Goodwill And Intangible Assets [Line Items]
Amortization of intangible assets	$ 99,000	$ 113,000	$ 473,000	$ 495,000	$ 246,000